Accounting Policies, by Policy (Policies)	6 Months Ended
Apr. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

Use of Estimates
(b)	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions. Such estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and such differences may be material to the consolidated financial statements. Significant accounting estimates reflected in the Company's consolidated financial statements include allowance for accounts receivable, recoverability, useful lives of long-lived assets, intangible assets and income taxes related to realization of deferred tax assets and uncertain tax position. The Group bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Principles of Consolidation
(c)	Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. Subsidiaries are all entities over which the Company has controlled. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are de-consolidated from the date on that control ceases.

In preparing the consolidated financial statements, transactions, balances and unrealized gains on transactions between group entities are eliminated. Unrealized losses are also eliminated unless the transactions provide evidence of an impairment indicator of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Company.

Cash
(d)	Cash
The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents.
Accounts receivable, net
(e)	Accounts receivable, net

Accounts receivable is recognized initially at the original invoice amount and subsequently measured at amortized cost, net of an allowance for expected credit losses. The Company typically provides credit terms of up to 360 days to customers with sound creditworthiness.

The adequacy of the allowance for credit losses is assessed based on a combination of specific individual customer account analysis and historical collection experience. The Company recognizes a provision for expected credit losses when there is evidence indicating a potential inability to collect the due amounts. This allowance reflects management's best estimate of specific losses on individual exposures, as well as a general provision based on historical collection trends.

Actual collections may differ from these estimates due to variations in the assessment of creditworthiness and changes in the economic environment. Balances of delinquent accounts are written off against the allowance for credit losses when management determines that collection is no longer probable.

Inventories
(f)	Inventories

Inventories are stated at the lower of cost or market value. Costs include the cost of raw materials, freight, direct labor and related production overhead. The cost of inventories is calculated using the weighted average method. Any excess of the cost over the net realizable value of each item of inventories is recognized as a provision for diminution in the value of inventories. Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products. Allowances for obsolescence are also assessed based on expiration dates, as applicable, taking into consideration historical and expected future product sales.

Deferred offering cost
(g)	Deferred offering cost

Deferred Offering cost represents the incremental costs incurred for the Company’s initial public offering (“IPO”). These costs are deferred and will be deducted from the proceeds of the IPO upon the completion of the IPO. Deferred IPO costs primarily include professional fees related to the IPO. As of October 31, 2024 and April 30, 2025, the deferred IPO costs were $986,206 and $1,058,003, respectively.

Property and equipment, net
(h)	Property and equipment, net

Property and equipment are stated at cost. The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:

Items	Useful life
Office equipment	3 ~5years
Machinery and equipment	10 years
Electronic equipment	3 years
Vehicle	10 years
Leasehold improvement	1~3years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the statement of income in other income and expenses.

Intangible assets, net
(i)	Intangible assets, net

Intangible assets are copyright developed by the Company, which are recorded at cost less accumulated amortization. Intangible assets are amortized using the straight-line method with the estiated 10-year useful lives.

Impairment of long-lived assets
(j)	Impairment of long-lived assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. There were no indicators of impairment of these assets as of October 31, 2024 and April 30, 2025.

Accounts and other payables
(k)	Accounts and other payables

Accounts and other payables represent liabilities for goods, accrued payroll and other operating related services provided to the Company prior to the end of the financial year which are unpaid. They are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). Otherwise, they are presented as non-current liabilities.

Leases
(l)	Leases

The Company adopted Accounting Standards Update (“ASU”) 2016-02. For all leases that were entered into prior to the effective date of ASC 842, we elected to apply the package of practical expedients. Based on this guidance we will not reassess the following: (1) whether any expired or existing contracts are or contain leases; (2) the lease classification for any expired or existing leases; and (3) initial direct costs for any existing leases. The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, current portion of obligations under operating leases, and obligations under operating leases, non-current on the Company’s consolidated balance sheets. Finance leases are included in property and equipment, net, current portion of obligations under capital leases, and obligations under capital leases, non-current on the Company’s consolidated balance sheets.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date, adjusted by the deferred rent liabilities at the adoption date. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and initial direct costs incurred. The Company’s terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Operating lease expense is recognized on a straight-line basis over the lease term.

As of April 30, 2025 and October 31, 2024, there were $117,526 and $86,441 in operating lease ROU asset and $103,966 and $47,895 in operating lease liability based on the present value of the future minimum rental payments of leases, respectively. The amortization of right-of-use-assets were $26,092 and $90,317 for the six months ended April 30, 2025 and 2024, respectively. All right-of-use assets are reviewed for impairment. No impairment for right-of-use lease assets as of April 30, 2025 and October 31, 2024, respectively.

Borrowings
(m)	Borrowings

Borrowings comprise short-term loans and long-term loans. Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost; any difference between the proceeds net of transaction costs and the redemption value is recognized in profit or loss over the period of the borrowings using the effective interest method.

Statutory Reserves
(n)	Statutory Reserves

The Company’s subsidiaries established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to the foreign invested enterprises established in the PRC, the Company’s subsidiaries registered as wholly foreign owned enterprises have to make appropriations from their after-tax profits (as determined under generally accepted accounting principles in the PRC (“PRC GAAP”)) to non-distributable reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the Company.

In addition, in accordance with the PRC Company Law, the Company’s subsidiaries, registered as Chinese domestic companies, must make appropriations from their after-tax profits as determined under the PRC GAAP to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the Company. Appropriation to the discretionary surplus fund is made at the discretion of the Company.

The general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective entity. The staff bonus and welfare fund are liability in nature and is restricted for payment of special bonuses to employees and for the collective welfare of employees. None of these reserves is allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except under liquidation.

For the six months ended April 30, 2025 and 2024, appropriation of nil and nil was made to the statutory surplus fund by the Company’s subsidiaries, respectively.

Revenue recognition
(o)	Revenue recognition

The Company adopted ASC 606 “Revenue Recognition.” It recognizes revenue when control of the promised goods or services is transferred to customers, in an amount that reflects the consideration we expect to be entitled to in exchange for those goods or services. The Company recognizes revenue based on the consideration specified in the applicable agreement.

Revenue from contracts with customers is recognized using the following five steps:

1.	Identify the contract(s) with a customer;
2.	Identify the performance obligations in the contract;
3.	Determine the transaction price;
4.	Allocate the transaction price to the performance obligations in the contract; and
5.	Recognize revenue when (or as) the entity satisfies a performance obligation.

Generally, revenues are recognized when the Company has negotiated the terms of the transaction, which includes determining either the overall price, or price for each performance obligation in the form of a service or a product, the service or product has been delivered to the customer, no obligation is outstanding regarding that service or product, and the Company is reasonably assured that funds have been or will be collected from the customer.

The Company generates revenue from production and sales of personalized goods including domestic sales and oversea sales. The Company typically receives purchase orders from its customers which will set forth the terms and conditions including the transaction price, products to be delivered, terms of delivery, and terms of payment. The terms serve as the basis of the performance obligations that the Company must fulfill in order to recognize revenue.

The Company’s contracts have one single performance obligation as the promise is to transfer the individual goods to customers, and there is no other identifiable promises in the contracts for both domestic and oversea sales.

obligation is fulfilled upon customers’ receipt and acceptance of the products for domestic sales (evidenced through delivery tickets with customers’ signatures), which is considered at point in time. For overseas customers, where the FOB (Free on Board) terms are applied, the insurance and freight costs borne bythe buyer. The company recognizes revenue upon the bill of lading date, which is considered at point in time. Revenue is reported net of all value added taxes (“VAT”). For domestic customers, the Company usually grants credit to customers with good credit standing with a maximum of 360 days and for oversea customers, 30%-70% payment is due upon receiving the booking confirmation or signing the contract. The Company offers customer warranty of 30 days for defective products that are beyond contemplated defective rate mutually agreed in contract with customers normally. The Company analyzed historical refund claims for defective products and concluded that they have been immaterial.

Contract Assets and Liabilities

Payment terms are established on the Company’s pre-established credit requirements based upon an evaluation of customers’ credit quality. Contract assets are recognized for in related accounts receivable. Contract liabilities are recognized for contracts where payment has been received in advance of delivery. The contract liability balance can vary significantly depending on the timing when an order is placed and when shipment or delivery occurs. As of October 31, 2024 and April 30, 2025, other than accounts receivable and advances from customers, the Company had no other material contract assets recorded on its consolidated balance sheet. The balance of contract liability as of October 31 and April 30, 2024 and 2025 are disclosed in Note 11. Costs of fulfilling customers’ purchase orders, such as shipping, handling and delivery, which occur prior to the transfer of control, are recognized in selling, general and administrative expense when incurred.

Cost of revenue
(p)	Cost of revenue

Cost of revenue consists primarily of cost of materials, direct labor cost, depreciation and maintenance costs for equipment, rental expense and other related manufacturing expenses that are directly attributable to the Company’s principal operations.

Research and development expenses
(q)	Research and development expenses

The Company expense all internal research costs as incurred, which primarily comprise employee costs, materials costs and the expenses related to the research and development activities. For the six months ended April 30, 2025 and 2024, total research and development expenses were approximately $458,025 and $298,381, respectively, which were recorded in research and development expenses in the consolidated statement of income and comprehensive income.

Sales and marketing expenses
(r)	Sales and marketing expenses

Sales and marketing expenses consist primarily of logistics costs, staff costs, promotion expense and other related incidental expenses that are incurred to conduct the Company’s sales and marketing activities.

General and administrative expenses
(s)	General and administrative expenses

General and administrative expenses consist primarily of salaries, and those not specifically dedicated to research and development or sales and marketing activities, depreciation of property and equipment, amortization of operating leasing assets, legal and professional services fees, rental and other general corporate related expenses.

Taxation
(t)	Taxation

Income tax

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, we determine deferred tax assets and liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the fiscal year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes deferred tax assets to the extent that we believe that these assets are more likely than not to be realized. In making such a determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If we determine that we would be able to realize our deferred tax assets in the future in excess of their net recorded amount, we would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Company records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) we determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, we recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The Company does not believe that there were any uncertain tax positions at April 30, 2025 and October 31, 2024.

Value added taxes

The Company’s PRC subsidiaries are subject to value added tax (“VAT”). Revenue from sales of transaction is generally subject to VAT at the rate of 13% and subsequently paid to PRC tax authorities after netting input VAT on purchase of materials and service received. The excess of output VAT over input VAT is reflected in accrued expenses and other payables, and the excess of input VAT is reflected in Prepayments and other current assets in the Consolidated Balance Sheets.

Earnings per share
(u)	Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. There were no diluted shares for the six months ended April 30, 2025 and 2024.

Comprehensive income
(v)	Comprehensive income

Comprehensive income is defined to include all changes in equity of the Company during a period arising from transactions and other event and circumstances except those resulting from investments by shareholders and distributions to shareholders. For the six months ended April 30, 2025 and 2024 presented, the Company’s comprehensive income includes net income and other comprehensive income, which mainly consists of the foreign currency translation adjustment and non-controlling interests that have been excluded from the determination of net income.

Related parties
(w)	Related parties

The Company follows subtopic 850-10 of the FASB ASC for the identification of related parties and disclosure of related party transactions. Pursuant to Section 850-10-20, related parties include: (a) affiliates of the Company; (b) entities for which investments in their equity securities would be required, absent the election of the FV option under the FV Option Subsection of Section 825–10–15, to be accounted for by the equity method by the investing entity; (c) trusts for the benefit of employees, such as pension and profit-sharing trusts that are managed by or under the trusteeship of management; (d) principal owners of the Company; (e) management of the Company; (f) other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests; and (g) other parties that can significantly influence the management or operating policies of the transacting parties or that have an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

Commitments and Contingencies
(x)	Commitments and Contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, and non-income tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

Foreign Currency Translation
(y)	Foreign Currency Translation

The Company's principal country of operations is the PRC. The financial position and results of its operations are determined using RMB, the local currency, as the functional currency. Our financial statements are reported using U.S. Dollars. The results of operations and the statement of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheet. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income included in statement of changes in equity. Gains and losses from foreign currency transactions are included in the consolidated statement of income and comprehensive income.

The value of RMB against US$ and other currencies may fluctuate and is affected by, among other things, changes in the PRC's political and economic conditions. Any significant revaluation of RMB may materially affect the Company's financial condition in terms of US$ reporting. The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

As of
	April 30, 2025	October 31, 2024
Period end RMB:US $l exchange rate	US$1=RMB 7.2014	US$1=RMB 7.1250

Six months end average RMB:US $l exchange rate	US$1=RMB 7.1825	US$1=RMB 7.1126

Fair value measurements
(z)	Fair value measurements

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels of inputs that may be used to measure fair value include:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Company does not have any non-financial assets or liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.

As of April 30, 2025 and October 31, 2024, the carrying values of cash, accounts receivable, net, other current assets accounts payable, short-term loans and other payables approximated their fair values reported in the consolidated balance sheets due to the short term nature of these instruments.

Credit Risk
(aa)	Credit Risk

Financial instruments that potentially expose the Company to credit risk consist primarily of cash and cash equivalent and accounts receivable. The Company places its cash and cash equivalents with financial institutions with high credit ratings and quality.

A majority of the Company's expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries' assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People's Bank of China ("PBOC"). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

As of October 31, 2024 and April 30, 2025, $176,236 and $186,007 of the Company's cash and cash equivalents and certificates of deposit were on deposit at financial institutions in the PRC with upper limited RMB 500,000 insurance to cover bank deposits in the event of bank failure. To limit exposure to credit risk relating to deposits, the Company primarily places cash and cash equivalent deposits with large financial institutions in China which management believes are of high credit quality and management also continually monitors the financial institutions’ credit worthiness.

The Company conducts credit evaluations of our customers and generally does not require collateral or other security. The Company establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific third-party customers and related parties. Account receivables as of October 31 and April 30, 2024 and 2025 are disclosed in Note 3 of this consolidation financial statements.

Recent Accounting Pronouncements
(ab)	Recent Accounting Pronouncements

In November 2023, the Financial Accounting Standards Board (the "FASB") issued Accounting Standards Update ("ASU") 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant expenses. The amendments will require public entities to disclose significant segment expenses that are regularly provided to the chief operating decision maker and included within segment profit and loss. The amendments were effective for the Company's annual periods beginning June 1, 2024, and interim periods beginning June 1, 2025 and have been applied retrospectively to all prior periods presented in the financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which includes amendments that further enhance income tax disclosures, primarily through standardization and disaggregation of rate reconciliation categories and income taxes paid by jurisdiction. The amendments are effective for the Company's annual periods beginning June 1, 2025, with early adoption permitted, and should be applied either prospectively or retrospectively. The Company is currently evaluating the ASU to determine its impact on the Company's disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires disclosure about the types of costs and expenses included in certain expense captions presented on the income statement. The new disclosure requirements are effective for the Company's annual periods beginning June 1, 2027, and interim periods beginning June 1, 2028, with early adoption permitted, and may be applied either prospectively or retrospectively. The Company is currently evaluating the ASU to determine its impact on the Company's disclosures.

In January 2025, the FASB issued ASU 2025-01, “Income Statement – Comprehensive Income – Expense Disaggregation Disclosure (Subtopic 220-40): Clarifying the Effective Date.” This pronouncement revises the effective date of ASU 2024-03 and clarifies that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Entities within the ASU’s scope are permitted to early adopt the accounting standard update.